Defined benefit plans (Detail 4.3) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		$ 33,209	$ 29,469
Defined benefit obligation from unfunded plans		586	501
Plan assets		38,100	33,176
Surplus / (deficit)		4,304	3,206
Asset ceiling effect		4,862	3,724
Net defined benefit asset / (liability)		(558)	(518)		$ (671)
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		27,728	24,496
Defined benefit obligation from unfunded plans		0	0
Plan assets	[1]	32,590	28,219
Surplus / (deficit)		4,862	3,724
Asset ceiling effect		4,862	3,724
Net defined benefit asset / (liability)		0	0		0
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		4,162	3,654
Defined benefit obligation from unfunded plans		0	0
Plan assets		4,149	3,658
Surplus / (deficit)		(13)	4
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		(13)	4		(160)
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		1,319	1,319
Defined benefit obligation from unfunded plans		586	501
Plan assets		1,360	1,299
Surplus / (deficit)		(545)	(521)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		(545)	(521)		(511)
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		21,100	18,782
Defined benefit obligation from unfunded plans		586	501
Plan assets		23,867	20,864
Surplus / (deficit)		2,181	1,582
Asset ceiling effect		2,739	2,099
Net defined benefit asset / (liability)		(558)	(518)		(671)
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		15,619	13,809
Defined benefit obligation from unfunded plans		0	0
Plan assets		18,358	15,908	[2]
Surplus / (deficit)		2,739	2,099
Asset ceiling effect		2,739	2,099
Net defined benefit asset / (liability)		0	0		0
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		4,162	3,654
Defined benefit obligation from unfunded plans		0	0
Plan assets		4,149	3,658
Surplus / (deficit)		(13)	4
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		(13)	4		(160)
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		1,319	1,319
Defined benefit obligation from unfunded plans		586	501
Plan assets		1,360	1,299
Surplus / (deficit)		(545)	(521)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		$ (545)	$ (521)		$ (511)

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.